STOCKHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Private Placement

Between March and December 2020, the Company completed a private placement of shares of its common stock (the 2020 Placement). The Company sold 320,796 shares of common stock, at a purchase price of $8.61 per share, for gross proceeds of $2,762,054. The Company paid placement agent fees on the 2020 Placement of $52,256 during fiscal 2021. Under the terms of the common stock purchase agreements between the Company and the investors, the Company must use commercially reasonable efforts to file a registration statement with the SEC to register for resale the shares of common stock sold.

NOTE 7 – INCOME TAXES

The income tax provision (benefit) consisted of the following:

	Year Ended March 31,
	2021	2020
Current portion:
Federal	$—	$—
State	1,600	1,600
	1,600	1,600
Deferred portion:
Federal	(1,931,390)	(1,180,434)
State	(576,868)	(391,865)
	(2,508,258)	(1,572,299)
Change in valuation allowance	2,508,258	1,572,299
Provision for income taxes	$1,600	$1,600

As of March 31, 2021, the Company had net operating loss carryforwards (NOLs) of approximately $13,954,000 for federal income tax purposes and $14,019,000 for state income tax purposes. These NOLs are available to reduce future taxable income and will expire at various times from 2037 through 2041, except federal NOLs from fiscal 2018, 2019 and 2020 which will never expire.

The Company also had federal research and development tax credit carryforwards of approximately $535,000, which will begin expiring at various times from 2038 through 2040, and state research and development credits of approximately $141,000, which do not have an expiration date.

A reconciliation of income taxes provided at the federal statutory rate (21% for fiscal 2021 and 2020) to the actual income tax provision is as follows:

	Year Ended March 31,
	2021	2020
Federal statutory rate	(21)%	(21)%
State tax rate, net of federal benefit	(7)%	(7)%
Permanent differences	—%	—%
Research and development tax credits	(6)%	(3)%
Section 179 assets	—%	—%
Change in valuation allowance	34%	31%
Effective income tax rate	—%	—%

Significant components of the Company’s deferred tax assets and liabilities were:

	March 31,
	2021	2020
Net operating loss carryforwards	$3,909,434	$1,965,118
Stock-based compensation expense	554,892	364,989
Property and equipment	(18,039)	6,842
Reserves, accruals & other	(79,878)	(7,181)
Research and development tax credits	646,296	237,716
Total deferred tax assets	5,012,705	2,567,484
Less: valuation allowance	(5,012,705)	(2,567,484)
Deferred tax assets, net	$—	$—

Based on the available information and other factors, management believes it is more likely than not that the net deferred tax assets at March 31, 2021 and 2020, will not be fully realizable. Accordingly, management has recorded a full valuation allowance against its net deferred tax assets at March 31, 2021 and 2020.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements at March 31, 2021 and 2020. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.